OTHER INVESTMENTS (Details) - Schedule of Continuity of Investments - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
At fair value [Member]
OTHER INVESTMENTS (Details) - Schedule of Continuity of Investments [Line Items]
Beginning	$ 15,733	$ 8,750
Gain (Loss) on equity investments designated as FVTOCI	(1,526)	12,069
Gain (Loss) on equity investments designated as FVTPL	(3,485)	7,188
Acquisition	8,235	12,708
Disposal	(1,362)	(19,301)
Reclassified to short-term investments		(7,511)
Impact of foreign currency translation	173	1,830
Ending	17,768	15,733
Accumulated fair value change included in OCI [Member]
OTHER INVESTMENTS (Details) - Schedule of Continuity of Investments [Line Items]
Beginning	(22,810)	(34,879)
Gain (Loss) on equity investments designated as FVTOCI	(1,526)	12,069
Gain (Loss) on equity investments designated as FVTPL
Acquisition
Disposal
Reclassified to short-term investments
Impact of foreign currency translation
Ending	(24,336)	(22,810)
Accumulated fair value change included in P&L [Member]
OTHER INVESTMENTS (Details) - Schedule of Continuity of Investments [Line Items]
Beginning	7,188
Gain (Loss) on equity investments designated as FVTOCI
Gain (Loss) on equity investments designated as FVTPL	(3,485)	7,188
Acquisition
Disposal
Reclassified to short-term investments
Impact of foreign currency translation
Ending	3,703	7,188
Equity Investment designated as FVTOCI [Member]
OTHER INVESTMENTS (Details) - Schedule of Continuity of Investments [Line Items]
Beginning	5,255	8,750
Gain (Loss) on equity investments designated as FVTOCI	(1,526)	12,551
Gain (Loss) on equity investments designated as FVTPL
Acquisition
Disposal	(1,362)	(16,607)
Impact of foreign currency translation	87	561
Ending	2,454	5,255
Equity Investment designated as FVTPL [Member]
OTHER INVESTMENTS (Details) - Schedule of Continuity of Investments [Line Items]
Beginning	10,478
Gain (Loss) on equity investments designated as FVTOCI
Gain (Loss) on equity investments designated as FVTPL	(3,485)	7,732
Acquisition	8,235	12,708
Disposal		(10,742)
Impact of foreign currency translation	86	780
Ending	$ 15,314	$ 10,478